Stockholders' Equity and Stock-Based Compensation-Restricted Stock Unit Activity (Q3) (Details) - $ / shares	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Weighted-Average Grant Date Fair Value
Granted (in USD per share)	$ 4.62	$ 1.33	$ 6.45	$ 1.16
Restricted stock units
Number of Shares
Unvested, beginning balance (in shares)			0
Granted (in shares)			856,000
Vested (in shares)			(189,000)
Forfeited (in shares)			(50,000)
Unvested, ending balance (in shares)	617,000		617,000
Weighted-Average Grant Date Fair Value
Unvested at December 31, 2020 (in USD per share)			$ 0
Granted (in USD per share)			16.73
Vested (in USD per share)			16.64
Forfeited (in USD per share)			16.80
Unvested at June 30, 2021 (in USD per share)	$ 16.75		$ 16.75
Earnout Restricted Stock Units
Number of Shares
Granted (in shares)			836,208